Accrued Expenses and Other Current Liabilities (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Accrued Expenses and Other Current Liabilities
Other tax payables (Note 1)	$ 68,140	$ 519,178
Accruals for user incentive programs	426,366	944,854
Accrued expenses (Note 2)	1,195,426	2,210,912
Accrued loss contingencies relating litigation and asserted claims	244,540	209,842
Others	265,279	372,768
Total	2,199,751	4,257,554
Value-added tax payable	$ 40,000.00	$ 400,000